SEGMENT INFORMATION (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	R$ 45,437,950	R$ 44,362,120	R$ 47,912,039
Cost of sales and services	(33,475,189)	(31,054,016)	(25,837,475)
Gross profit	11,962,761	13,308,104	22,074,564
General and administrative expenses	(4,489,983)	(3,249,937)	(2,959,446)
Other operating (income) expenses, net	(2,637,160)	(2,654,622)	1,242,340
Equity in results of affiliated companies	351,131	237,917	182,504
Operating result before Financial Income and Taxes	5,186,749	7,641,462	20,539,962
Country Of Asia [Member]
IfrsStatementLineItems [Line Items]
Total	16,541,638	10,341,232	13,685,991
Country Of North America [Member]
IfrsStatementLineItems [Line Items]
Total	1,671,773	2,018,046	2,275,612
Country Of Latin America [Member]
IfrsStatementLineItems [Line Items]
Total	132,219	382,128	355,912
Country Of Europe [Member]
IfrsStatementLineItems [Line Items]
Total	5,013,780	7,662,107	8,360,694
Country Of Others [Member]
IfrsStatementLineItems [Line Items]
Total		1,066
Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Total	22,078,540	23,957,541	23,233,830
Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Total	23,359,410	20,404,579	24,678,209
Steel [Member]
IfrsStatementLineItems [Line Items]
Total	22,717,486	29,341,011	30,091,448
Cost of sales and services	(21,008,013)	(23,256,319)	(20,081,043)
Gross profit	1,709,473	6,084,692	10,010,405
General and administrative expenses	(1,218,767)	(1,314,352)	(1,158,748)
Other operating (income) expenses, net	(1,065,188)	(777,976)	(405,018)
Operating result before Financial Income and Taxes	(574,482)	3,992,364	8,446,639
Steel [Member] | Country Of North America [Member]
IfrsStatementLineItems [Line Items]
Total	1,671,773	2,018,046	2,275,612
Steel [Member] | Country Of Latin America [Member]
IfrsStatementLineItems [Line Items]
Total	132,219	382,128	355,912
Steel [Member] | Country Of Europe [Member]
IfrsStatementLineItems [Line Items]
Total	4,397,229	6,351,536	6,059,606
Steel [Member] | Country Of Others [Member]
IfrsStatementLineItems [Line Items]
Total		1,066
Steel [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Total	16,516,265	20,588,235	21,400,318
Steel [Member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Total	6,201,221	8,752,776	8,691,130
Mining [Member]
IfrsStatementLineItems [Line Items]
Total	17,135,648	12,525,131	18,043,386
Cost of sales and services	(9,931,881)	(7,105,424)	(7,705,835)
Gross profit	7,203,767	5,419,707	10,337,551
General and administrative expenses	(421,218)	(352,152)	(351,371)
Other operating (income) expenses, net	(974,590)	(449,871)	(287,744)
Operating result before Financial Income and Taxes	5,807,959	4,617,684	9,698,436
Mining [Member] | Country Of Asia [Member]
IfrsStatementLineItems [Line Items]
Total	14,714,924	9,514,509	12,627,913
Mining [Member] | Country Of Europe [Member]
IfrsStatementLineItems [Line Items]
Total	616,551	1,310,571	2,301,088
Mining [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Total	1,804,173	1,700,051	3,114,385
Mining [Member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Total	15,331,475	10,825,080	14,929,001
Logistics Port [Member]
IfrsStatementLineItems [Line Items]
Total	265,949	307,999	311,040
Cost of sales and services	(248,938)	(220,491)	(220,494)
Gross profit	17,011	87,508	90,546
General and administrative expenses	(10,558)	(32,976)	(33,853)
Other operating (income) expenses, net	(675)	(14,353)	(8,290)
Operating result before Financial Income and Taxes	5,778	40,179	48,403
Logistics Port [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Total	265,949	307,999	311,040
Railroads [Member]
IfrsStatementLineItems [Line Items]
Total	2,644,949	2,311,754	1,839,307
Cost of sales and services	(1,492,728)	(1,507,028)	(1,266,112)
Gross profit	1,152,221	804,726	573,195
General and administrative expenses	(218,878)	(153,294)	(135,091)
Other operating (income) expenses, net	10,390	33,927	58,253
Operating result before Financial Income and Taxes	943,733	685,359	496,357
Railroads [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Total	2,644,949	2,311,754	1,839,307
Energy [Member]
IfrsStatementLineItems [Line Items]
Total	545,735	293,035	222,785
Cost of sales and services	(441,281)	(287,340)	(146,349)
Gross profit	104,454	5,695	76,436
General and administrative expenses	(57,854)	(43,786)	(32,083)
Other operating (income) expenses, net	188,866	39,376	41,337
Operating result before Financial Income and Taxes	235,466	1,285	85,690
Energy [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Total	545,735	293,035	222,785
Cement [Member]
IfrsStatementLineItems [Line Items]
Total	4,510,553	2,819,551	1,430,150
Cost of sales and services	(3,644,362)	(1,974,415)	(892,900)
Gross profit	866,191	845,136	537,250
General and administrative expenses	(557,585)	(386,230)	(190,986)
Other operating (income) expenses, net	(253,931)	(105,018)	(63,631)
Operating result before Financial Income and Taxes	54,675	353,888	282,633
Cement [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Total	4,510,553	2,819,551	1,430,150
Corporate Expenses Elimination [Member]
IfrsStatementLineItems [Line Items]
Total	(2,382,370)	(3,236,361)	(4,026,077)
Cost of sales and services	3,292,014	3,297,001	4,475,259
Gross profit	909,644	60,640	449,182
General and administrative expenses	(2,005,123)	(967,147)	(1,057,314)
Other operating (income) expenses, net	(542,032)	(1,380,707)	1,907,433
Equity in results of affiliated companies	351,131	237,917	182,504
Operating result before Financial Income and Taxes	(1,286,380)	(2,049,297)	1,481,805
Corporate Expenses Elimination [Member] | Country Of Asia [Member]
IfrsStatementLineItems [Line Items]
Total	1,826,714	826,723	1,058,078
Corporate Expenses Elimination [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Total	(4,209,084)	(4,063,084)	(5,084,155)
Corporate Expenses Elimination [Member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 1,826,714	R$ 826,723	R$ 1,058,078